Share Capital and Share-based Payments - Disclosure of Range of Exercise Prices of Outstanding Share Options (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Number of options (in shares) | shares	3,583,443	3,583,443	2,919,070	2,675,113
Options Outstanding, Weighted average exercise price (in cad per share)	$ 7.14		$ 7.09	$ 5.99
Options Outstanding, Weighted average remaining contractual life (years)	1 year 5 months 19 days
Options Exercisable, Number of options (in shares) | shares	3,507,793	3,507,793
Options Exercisable, Weighted average exercise price (in cad per share)	$ 7.04
$1.89 - $2.99
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Number of options (in shares) | shares	33,100	33,100
Options Outstanding, Weighted average exercise price (in cad per share)	$ 1.89
Options Outstanding, Weighted average remaining contractual life (years)	4 years 6 months 10 days
Options Exercisable, Number of options (in shares) | shares	33,100	33,100
Options Exercisable, Weighted average exercise price (in cad per share)	$ 1.89
$1.89 - $2.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Range of exercise price		$ 1.89
$1.89 - $2.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Range of exercise price		$ 2.99
$3.00 - $4.99
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Number of options (in shares) | shares	493,380	493,380
Options Outstanding, Weighted average exercise price (in cad per share)	$ 4.56
Options Outstanding, Weighted average remaining contractual life (years)	3 years 2 months 4 days
Options Exercisable, Number of options (in shares) | shares	493,380	493,380
Options Exercisable, Weighted average exercise price (in cad per share)	$ 4.56
$3.00 - $4.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Range of exercise price		$ 3.00
$3.00 - $4.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Range of exercise price		$ 4.99
$5.00 - $6.99
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Number of options (in shares) | shares	1,575,999	1,575,999
Options Outstanding, Weighted average exercise price (in cad per share)	$ 5.50
Options Outstanding, Weighted average remaining contractual life (years)	1 year 6 months
Options Exercisable, Number of options (in shares) | shares	1,575,999	1,575,999
Options Exercisable, Weighted average exercise price (in cad per share)	$ 5.50
$5.00 - $6.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Range of exercise price		$ 5.00
$5.00 - $6.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Range of exercise price		$ 6.99
$7.00 - $8.99
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Number of options (in shares) | shares	640,284	640,284
Options Outstanding, Weighted average exercise price (in cad per share)	$ 8.61
Options Outstanding, Weighted average remaining contractual life (years)	4 months 2 days
Options Exercisable, Number of options (in shares) | shares	640,284	640,284
Options Exercisable, Weighted average exercise price (in cad per share)	$ 8.61
$7.00 - $8.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Range of exercise price		$ 7.00
$7.00 - $8.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Range of exercise price		$ 8.99
$9.00 - $17.15
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Number of options (in shares) | shares	840,680	840,680
Options Outstanding, Weighted average exercise price (in cad per share)	$ 10.80
Options Outstanding, Weighted average remaining contractual life (years)	1 year 2 months 1 day
Options Exercisable, Number of options (in shares) | shares	765,030	765,030
Options Exercisable, Weighted average exercise price (in cad per share)	$ 10.70
$9.00 - $17.15 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Range of exercise price		$ 9.00
$9.00 - $17.15 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Range of exercise price		$ 17.15